Retirement plans (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Disclosure of net defined benefit liability (asset)
Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2018	Dec 31 2017
Accrued benefit obligations:
Balance, beginning of year	$65,393	$60,771
Current service cost	1,981	1,879
Past service cost	1,279	812
Interest cost on accrued benefit obligations	2,247	2,242
Benefit payments	(3,558)	(5,280)
Actuarial (gain) loss	(652)	166
Foreign exchange (gain) loss	(6,072)	4,803
Balance, end of year	60,618	65,393
Fair values of plan assets:
Balance, beginning of year	46,991	44,230
Interest income on assets	1,420	1,522
Contributions	2,452	1,970
Benefit payments	(3,558)	(5,280)
Return (loss) on plan assets	(2,846)	1,330
Foreign exchange gain (loss)	(3,504)	3,219
Balance, end of year	40,955	46,991
Unfunded status	19,663	18,402
Minimum funding requirement	—	—
Defined benefit obligation, net	$19,663	$18,402

Expense recognized in the income statement
The Company’s net defined benefit pension plan expense charged to the consolidated statements of income for the years ended December 31, 2018 and 2017 is as follows:

For the years ended December 31	2018	2017
Net defined benefit pension plan expense:
Current service cost	$1,981	$1,879
Past service cost	1,279	812
Net interest cost	827	720
	$4,087	$3,411

Expense recognized in other comprehensive income
The Company’s current year actuarial gains (losses), recognized in the consolidated statements of comprehensive income for the years ended December 31, 2018 and 2017, are as follows:

For the years ended December 31	2018	2017
Actuarial gain (loss)	$(1,483)	$564

Disclosure of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2018 and 2017 is as follows:

As at	Dec 31 2018	Dec 31 2017
Equity securities	20%	46%
Debt securities	57%	29%
Cash and other short-term securities	23%	25%
Total	100%	100%